Pension and Postretirement Benefit Plans and Defined Contribution Plans - Pension Plans in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S. Qualified Pension Plans [Member]
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets	$ 12,540	$ 12,005
Accumulated benefit obligation	15,870	13,799
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	12,540	12,005
Projected benefit obligation	16,268	14,835
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets
Accumulated benefit obligation	1,465	1,225
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets
Projected benefit obligation	1,549	1,431
International Pension Plans [Member]
Pension plans with an accumulated benefit obligation in excess of plan assets:
Fair value of plan assets	2,776	2,529
Accumulated benefit obligation	5,056	4,446
Pension plans with a projected benefit obligation in excess of plan assets:
Fair value of plan assets	6,432	2,686
Projected benefit obligation	$ 9,193	$ 4,951